Share-based compensation - Geely Auto Share Incentive Plan - Service-based options - Activities (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding at beginning of period	62,075,000	53,430,000	56,420,000
Options granted		9,300,000
Share options transferred	1,570,000	1,495,000	5,330,000
Exercised	117,750
Forfeited	1,610,000	2,150,000	8,320,000
Outstanding at end of period	61,917,250	62,075,000	53,430,000	56,420,000
Weighted average exercise price
Outstanding at beginning of period	¥ 24.5	¥ 27.3	¥ 27.3
Granted		8.7
Transferred	10.5	26.1	27.3
Exercised	8.7
Forfeited	19.2	27.3	27.3
Outstanding at end of period	¥ 24.3	¥ 24.5	¥ 27.3	¥ 27.3
Weighted average remaining contractual term
Outstanding	3 years 7 months 6 days	4 years 7 months 6 days	5 years	6 years
Weighted average grant date fair value
Outstanding at beginning of period	¥ 9.1	¥ 10	¥ 10
Granted		3.9
Transferred	4.5	9.6	10
Exercised	3.9
Forfeited	7.3	10	10
Outstanding at the end of the period	¥ 9	¥ 9.1	¥ 10	¥ 10
Aggregate intrinsic value	¥ 51,221,400
Expected to vest
Number of options	57,621,519
Weighted average exercise price	¥ 24.3
Weighted average remaining contractual term	3 years 7 months 6 days
Weighted average grant date fair value	¥ 8.9
Aggregate intrinsic value	¥ 47,609,041
Exercisable
Number of options	22,217,500
Weighted average exercise price	¥ 26.1
Weighted average remaining contractual term	3 years 2 months 12 days
Weighted average grant date fair value	¥ 9.6
Aggregate intrinsic value	¥ 7,159,939